                               THE MAINSTAY FUNDS

                Supplement dated February 6, 2007 ("Supplement")
              to the Prospectus dated March 1, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for The MainStay Funds (the "Trust") regarding the MainStay Small Cap Value Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1. Delete reference to Caroline Evascu as portfolio manager of the Fund, as listed in the section headed "Portfolio Managers" on page 112 of the Prospectus and replace with Mark T. Spellman, of MacKay Shields LLC.

2. Delete the biography of Caroline Evascu listed in the section headed "Portfolio Manager Biographies" on page 113 of the Prospectus.

3. Replace the first sentence in the biography of Mark T. Spellman in the section headed "Portfolio Manager Biographies" on page 115 of the Prospectus with the following:

          Mr. Spellman has been the portfolio manager of the Mid Cap Value Fund since 2005 and the Small Cap Value Fund since January 2007.

     Important information regarding MacKay Shields LLC and Mr. Spellman can be found in the Prospectus and the Statement of Additional Information.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                                                                    MS16BJ-02/07

                               THE MAINSTAY FUNDS

                Supplement dated February 6, 2007 ("Supplement")
         to the Statement of Additional Information dated March 1, 2006, as revised on April 28, 2006, May 31, 2006 and September 11, 2006

     This Supplement updates certain information contained in the above-dated Statement of Additional Information for The MainStay Funds (the "Trust") regarding the Small Cap Value Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     As of February 6, 2007, the information provided below updates certain information set forth in the Statement of Additional Information:

1. Delete the reference to Caroline Evascu in the table labeled "Portfolio Managers" on page 81 of the Statement of Additional Information and replace the information regarding Mark T. Spellman on page 81 of the Statement of Additional Information with the following provided as of December 31, 2006:

                                             NUMBER OF OTHER ACCOUNTS MANAGED         NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
                                                AND ASSETS BY ACCOUNT TYPE           THE ADVISORY FEE IS BASED ON PERFORMANCE
                                        ------------------------------------------   ----------------------------------------
                                                          OTHER                                      OTHER
                                         REGISTERED      POOLED                      REGISTERED     POOLED
                     FUNDS MANAGED BY    INVESTMENT    INVESTMENT                    INVESTMENT   INVESTMENT
PORTFOLIO MANAGER   PORTFOLIO MANAGER      COMPANY      VEHICLES    OTHER ACCOUNTS     COMPANY     VEHICLES    OTHER ACCOUNTS
-----------------   -----------------   ------------   ----------   --------------   ----------   ----------   --------------
Mark T. Spellman    Mid Cap             2 RICs              0       27 Accounts           0            0       2 Accounts
                    Value Fund,         $634,959,302                $1,094,944,883                             $182,437,966
                    Small Cap Value
                    Fund

2. Remove reference to Caroline Evascu from the table listing portfolio manger ownership of Fund securities under the section labeled "Portfolio Managers" on page 84 of the Statement of Additional Information and replace the information regarding Mark T. Spellman with the following provided as of December 31, 2006:

PORTFOLIO MANAGER           FUND           DOLLAR RANGE OF OWNERSHIP
-----------------   --------------------   -------------------------
Mark T. Spellman    Mid Cap Value Fund     $10,001 - $50,000
                    Small Cap Value Fund   $10,001 - $50,000

3. On pages 96-98 of the SAI, under the section entitled "Alternative Sales Arrangements" and the sub-section entitled "Purchases at Net Asset Value," the fifth paragraph is deleted in its entirety and replaced with the following:

     Class I shares of the Funds are sold at NAV. Class I shares may be purchased by (1) existing Class I shareholders, (2) individuals investing at least $5 million in a Fund, and (3) institutional investors. For purposes of Class I share eligibility, the term "institutional investors" includes, but is not limited to, (i) individuals purchasing through certain "wrap fee" or other programs sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with the Distributor, (ii) individuals purchasing through certain registered investment advisory firms or related group of firms, which in the aggregate own, invest, or manage at least $100 million in securities of unaffiliated issuers, provided that the average individual investment in a Fund by such a firm's client accounts is at least $250,000,
     (iii) certain employer-sponsored, association or other group retirement or employee benefit plans or trusts having a service arrangement with NYLIM Retirement Plan Services, the Distributor, or their affiliates, (iv) certain financial institutions, endowments, foundations or corporations having a service arrangement with the Distributor or its affiliates, (v) certain investment advisers, dealers or registered investment companies purchasing for their own account or for the account of other institutional investors, (vi) individuals purchasing through certain registered investment advisers that maintain institutional separate accounts with ICAP, (vii) investors purchasing through certain nonbroker/dealer affiliated, registered investment advisory firms, which in the aggregate invest or manage at least $1 million in the MainStay funds, and (viii) investors purchasing through certain registered investment advisory firms that held aggregate holdings of at least $5 million in the ICAP Funds through certain platforms as of August 28, 2006, which maintain, in aggregate, investments of at least $1 million in the MainStay funds.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                                                                    MS15BD-02/07